Shareholders’ Deficit - Schedule of Stock Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Warrants [Line Items]
Number of Outstanding at beginning of the period	1,014,932	774,146	774,146
Weighted Average Exercise Price, Outstanding at beginning of the period	$ 16.25	$ 20.48	$ 20.48
Number of Outstanding at end of the period	824,850	1,055,966	1,014,932	774,146
Weighted Average Exercise Price, Outstanding at end of the period			$ 16.25	$ 20.48
Number of Exercisable at end of the period	824,850	1,055,966	1,014,888
Weighted Average Exercise Price, Exercisable at end of the period	$ 16.04	$ 16.43	$ 16.25
Number of Weighted average remaining life	4 years 4 months 24 days	3 years 3 months 18 days	3 years 7 months 6 days
Number of Granted during the period	57,212	296,077	302,308
Weighted Average Exercise Price, Granted during the period	$ 2.39	$ 6.38	$ 6.3
Number of Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number of Expired during the period	(247,294)	(14,257)	(61,522)
Weighted Average Exercise Price, Expired during the period	$ (13.73)	$ (27.84)	$ (20.68)
Previously Reported [Member]
Schedule of Stock Warrants [Line Items]
Number of Outstanding at beginning of the period		774,146	774,146	681,091
Weighted Average Exercise Price, Outstanding at beginning of the period		$ 20	$ 20	$ 22
Number of Outstanding at end of the period				774,146
Weighted Average Exercise Price, Outstanding at end of the period				$ 20
Number of Exercisable at end of the period				774,146
Weighted Average Exercise Price, Exercisable at end of the period				$ 20
Number of Weighted average remaining life				2 years 2 months 12 days
Number of Granted during the period				184,878
Weighted Average Exercise Price, Granted during the period				$ 10
Number of Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number of Expired during the period				(91,823)
Weighted Average Exercise Price, Expired during the period				$ (14)